Income Taxes (Textual) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Owned, Federal Income Tax Note
Deferred Tax Assets, Net		$ 58,200,000
Parent Company [Member]
Investments, Owned, Federal Income Tax Note
Operating Loss Carryforwards	$ 71,500,000
Designated as Hedging Instrument | Interest Rate Swap
Investments, Owned, Federal Income Tax Note
Derivative, Notional Amount	550,000,000
Scenario, Adjustment [Member] | Parent Company [Member]
Investments, Owned, Federal Income Tax Note
Operating Loss Carryforwards		25,200,000
Subsidiary of Common Parent
Investments, Owned, Federal Income Tax Note
Income tax expense/(benefit)	$ 0	$ 0	$ 0